American Asset Allocation Trust Expense Example - American Asset Allocation Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	508
Expense Example, with Redemption, 10 Years	1,130
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	589
Expense Example, with Redemption, 10 Years	1,305
Series III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	$ 713